UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Patriot Wealth Management, Inc.

Address:   5847 San Felipe, Suite 200
           Houston, TX 77057


Form 13F File Number: 028-12304


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Patriot Wealth Management, Inc.
Title:  Chief Compliance Officer
Phone:  713-344-9300

Signature,  Place,  and  Date  of  Signing:

/s/ Todd Hanslik                   Houston, TX                        7/27/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              92

Form 13F Information Table Value Total:  $      229,420
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ---------
3M COMPANY                     COM            88579y101     3313     41940 SH       SOLE                   0      0     41940
ACTIVISION INC   COM NEW       COM            00507v109      361     34375 SH       SOLE                   0      0     34375
AIRGAS INC                     COM            009363102      559      8980 SH       SOLE                   0      0      8980
ALBERTO CULVER CO              COM            013078100      547     20208 SH       SOLE                   0      0     20208
AMER EXPRESS COMPANY           COM            025816109     2580     64985 SH       SOLE                   0      0     64985
APPLE COMPUTER INC             COM            037833100     5071     20159 SH       SOLE                   0      0     20159
APPLIED MATERIAL INC           COM            038222105     2220    184684 SH       SOLE                   0      0    184684
ASPEN INSURANCE HLDG           COM            g05384105      507     20485 SH       SOLE                   0      0     20485
AT& T INC                      COM            00206r102    12900  533249.5 SH       SOLE                   0      0  533249.5
ATHEROS COMMUNICATIONS COM     COM            04743p108      352     12765 SH       SOLE                   0      0     12765
BANK NEW YORK MELLON           COM            064058100     2199 89047.947 SH       SOLE                   0      0 89047.947
BECKMAN COULTER INC            COM            075811109      458      7595 SH       SOLE                   0      0      7595
BEST BUY INC COM               COM            086516101     1352     39922 SH       SOLE                   0      0     39922
BOK FINANCIAL CORPORATION      COM            05561q201      438      9230 SH       SOLE                   0      0      9230
BROADCOM CORP CL A             COM            111320107     3369    102192 SH       SOLE                   0      0    102192
CAMERON INTL CORP COM          COM            13342b105     8889       289 SH       SOLE                   0      0       289
CERNER CORP COM                COM            156782104      293      3857 SH       SOLE                   0      0      3857
CHICOS FAS INC COM             COM            168615102      382     38645 SH       SOLE                   0      0     38645
CIENA CORP COM NEW             COM            171779309      356     28045 SH       SOLE                   0      0     28045
CISCO SYSTEMS INC    COM       COM            17275r102     2691    126270 SH       SOLE                   0      0    126270
CITRIX SYS INC COM             COM            177376100      572     13539 SH       SOLE                   0      0     13539
CME GROUP INC COM              COM            12572q105     2267      8051 SH       SOLE                   0      0      8051
CROWN CASTLE INTL              COM            228227104      477     12801 SH       SOLE                   0      0     12801
DANAHER CORP DEL COM           COM            235851102     2998     80776 SH       SOLE                   0      0     80776
DARDEN RESTAURANTS INC COM     COM            237194105     1663     42815 SH       SOLE                   0      0     42815
DENTSPLY INTL INC              COM            249030107      389     13014 SH       SOLE                   0      0     13014
DEVRY INC DEL                  COM            251893103      386      7353 SH       SOLE                   0      0      7353
DIAGEO P L C SPONSORED ADR     COM            25243q205     2417     38532 SH       SOLE                   0      0     38532
DOLLAR TREE INC.               COM            256746108      414      9935 SH       SOLE                   0      0      9935
DONALDSON CO. INC.             COM            257651109      461     10805 SH       SOLE                   0      0     10805
E M C CORP MASS COM            COM            268648102     2796    152810 SH       SOLE                   0      0    152810
EL PASO CORPORATION            COM            28336l109      427     38440 SH       SOLE                   0      0     38440
ENERGEN CORP COM               COM            29265N108      278      6262 SH       SOLE                   0      0      6262
EXPEDITORS INTL WASH COM       COM            302130109      409     11850 SH       SOLE                   0      0     11850
F5 NETWORKS INC                COM            315616102      602      8775 SH       SOLE                   0      0      8775
FLOWSERVE CORP                 COM            34354p105      324      3823 SH       SOLE                   0      0      3823
FMC TECHS INC        COM       COM            30249u101      391      7425 SH       SOLE                   0      0      7425
FREEPRT-MCMRAN CPR&GLD B       COM            35671d857      824     13930 SH       SOLE                   0      0     13930
GEN-PROBE INCORPORATED         COM            36866t103      396      8720 SH       SOLE                   0      0      8720
GENERAL ELECTRIC               COM            369604103     2584    179192 SH       SOLE                   0      0    179192
GILEAD SCIENCES INC COM        COM            375558103     2238     65272 SH       SOLE                   0      0     65272
GOOGLE INC CL A                COM            38259p508     2166      4869 SH       SOLE                   0      0      4869
HARSCO CORP                    COM            415864107      206      8762 SH       SOLE                   0      0      8762
HOLLY CORP.                    COM            435758305      477     17935 SH       SOLE                   0      0     17935
INTEL CORP                     COM            458140100     2924    150309 SH       SOLE                   0      0    150309
INTL GAME TECHNOLOGY           COM            459902102      378     24082 SH       SOLE                   0      0     24082
ISHARE DJ TEL SC INX           COM            464287713     2870    153807 SH       SOLE                   0      0    153807
ISHARES TR DJ US REAL EST      COM            464287739      824     17450 SH       SOLE                   0      0     17450
J P MORGAN CHASE & CO COM      COM            46625H100     2413     65914 SH       SOLE                   0      0     65914
JOHNSON AND JOHNSON  COM       COM            478160104     2415     40899 SH       SOLE                   0      0     40899
KOHLS CORP COM                 COM            500255104     2205     46420 SH       SOLE                   0      0     46420
LUBRIZOL CORP                  COM            549271104      573      7140 SH       SOLE                   0      0      7140
MANPOWER INC                   COM            56418h100      364      8424 SH       SOLE                   0      0      8424
MICROSOFT CORP                 COM            594918104     2602    113085 SH       SOLE                   0      0    113085
MIDCAP SPDR TR SER 1           COM            78467Y107    21412    165780 SH       SOLE                   0      0    165780
MORGAN STANLEY                 COM            617446448     2161     93085 SH       SOLE                   0      0     93085
NASDAQ STOCK MARKET COM        COM            631103108      282     15834 SH       SOLE                   0      0     15834
NEW YORK CMNTY BANCORP         COM            649445103      321     21042 SH       SOLE                   0      0     21042
PERRIGO COMPANY                COM            714290103      470      7955 SH       SOLE                   0      0      7955
POWER SHARES DYNAMIC OIL SERVI COM            73935x625     6581    455730 SH       SOLE                   0      0    455730

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ---------
PRAXAIR INC                    COM            74005p104     2347     30890 SH       SOLE                   0      0     30890
PRIDE INTERNATIONAL INC (DE)   COM            74153q102      266     11903 SH       SOLE                   0      0     11903
PROCTER & GAMBLE CO            COM            742718109     2884 48084.361 SH       SOLE                   0      0 48084.361
RACKSPACE HOSTING              COM            750086100      400     21795 SH       SOLE                   0      0     21795
RAYMOND JAMES FINL INC COM     COM            754730109      402     16270 SH       SOLE                   0      0     16270
RELIANCE STEEL & ALUM COM      COM            759509102      371     10268 SH       SOLE                   0      0     10268
ROPER INDS INC NEW COM         COM            776696106      394      7044 SH       SOLE                   0      0      7044
SECTOR SPDR ENERGY             COM            81369y506     5921    119179 SH       SOLE                   0      0    119179
SECTOR SPDR UTILITIES          COM            81369y886     3691    130600 SH       SOLE                   0      0    130600
SPDR SERIES TRUST OILGAS EQUIP COM            78464a748      386     15425 SH       SOLE                   0      0     15425
SPDR SERIES TRUST S&P HOMEBUIL COM            78464a888     1273     88865 SH       SOLE                   0      0     88865
ST JUDE MEDICAL INC            COM            790849103     2007     55610 SH       SOLE                   0      0     55610
STANDARD&POORS DEP RCPT        COM            78462f103    18838    182502 SH       SOLE                   0      0    182502
STREETTRACKS GOLD TR GOLD SHS  COM            78463v107      588      4833 SH       SOLE                   0      0      4833
TEXAS ROADHOUSE, INC.          COM            882681109      360     28535 SH       SOLE                   0      0     28535
THERMO ELECTRON CORP COM       COM            883556102     3113     63470 SH       SOLE                   0      0     63470
UNITED HEALTHCARE CORP COM     COM            91324P102     2352     82830 SH       SOLE                   0      0     82830
UNITED PARCEL SERVICE CL B     COM            911312106     2394     42085 SH       SOLE                   0      0     42085
US BANCORP (NEW)               COM            902973304     2870    128415 SH       SOLE                   0      0    128415
VANGUARD INDEX FDS LARGE CAP E COM            922908637      335      7150 SH       SOLE                   0      0      7150
VANGUARD MID-CAP ETF           COM            922908629      219      3730 SH       SOLE                   0      0      3730
VARIAN SEMICONDUCTOR EQUIPMENT COM            922207105      416     14527 SH       SOLE                   0      0     14527
VECTREN CORP COM               COM            92240G101      444     18759 SH       SOLE                   0      0     18759
VIACOM INC NEW      CL B       COM            92553p201      548     17470 SH       SOLE                   0      0     17470
VIACOM, INC. CLASS A           COM            92553P102     2017     56559 SH       SOLE                   0      0     56559
WAL-MART STORES INC            COM            931142103     3062 63695.205 SH       SOLE                   0      0 63695.205
ISHARES TR MSCI EAFE IDX       COM            464287465      407      8759 SH       SOLE                   0      0      8759
VANGUARD EMERGINGMKTS VIPERS   COM            922042858    28710    755729 SH       SOLE                   0      0    755729
ISHARES TRUST ISHARES BARCLAYS COM            464288679    15591    141437 SH       SOLE                   0      0    141437
BARCLAYS BANK PLC SPON ADR REP PRF            06739h776      508     23080 SH       SOLE                   0      0     23080
ROYAL BK SCOTLAND GRP SP ADR L PRF            780097788      580     41616 SH       SOLE                   0      0     41616
TORTOISE ENERGY INFR COM       PRF            89147L100     1932     59743 SH       SOLE                   0      0     59743